Loans Payable - Schedule of Outstanding Borrowings from Asset-Backed Debt Securities (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Debt Instrument [Line Items]
Short-term loans	¥ 3,938,938	$ 553,727	¥ 4,117,774
Asset-backed Securities
Debt Instrument [Line Items]
Short-term loans	592,005	83,223	762,717
Total carrying amount	¥ 592,005	$ 83,223	¥ 762,717